Other Receivables and Prepayments (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Aenco Solutions Limited [Member]
Other Receivables and Prepayments (Textual)
Prepayment for token consultancy services	$ 96,000	$ 108,000